Capital structure and financial items - Financial risks - Credit exposure for cash at bank, marketable securities and derivative financial instruments (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of external credit grades [line items]
Credit exposure	kr 32,574	kr 26,301
AAA range
Disclosure of external credit grades [line items]
Credit exposure	15,838	10,803
AA range
Disclosure of external credit grades [line items]
Credit exposure	7,363	6,470
A range
Disclosure of external credit grades [line items]
Credit exposure	8,724	8,438
BBB range
Disclosure of external credit grades [line items]
Credit exposure	17	124
Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	632	466
Cash at bank
Disclosure of external credit grades [line items]
Credit exposure	14,392	12,653
Cash at bank | AAA range
Disclosure of external credit grades [line items]
Credit exposure	0	6
Cash at bank | AA range
Disclosure of external credit grades [line items]
Credit exposure	6,451	5,507
Cash at bank | A range
Disclosure of external credit grades [line items]
Credit exposure	7,292	6,550
Cash at bank | BBB range
Disclosure of external credit grades [line items]
Credit exposure	17	124
Cash at bank | Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	632	466
Marketable securities
Disclosure of external credit grades [line items]
Credit exposure	15,838	10,921
Marketable securities | AAA range
Disclosure of external credit grades [line items]
Credit exposure	15,838	10,797
Marketable securities | AA range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Marketable securities | A range
Disclosure of external credit grades [line items]
Credit exposure	0	124
Marketable securities | BBB range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Marketable securities | Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Derivative financial instruments
Disclosure of external credit grades [line items]
Credit exposure	2,344	2,727
Derivative financial instruments | AAA range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Derivative financial instruments | AA range
Disclosure of external credit grades [line items]
Credit exposure	912	963
Derivative financial instruments | A range
Disclosure of external credit grades [line items]
Credit exposure	1,432	1,764
Derivative financial instruments | BBB range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Derivative financial instruments | Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	kr 0	kr 0